                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5786

                   Van Kampen Investment Grade Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
--------------------------------------------------------------------------------
              1221 Avenue of the Americas, New York, New York 10020

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/04

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN INVESTMENT GRADE MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)


PAR
AMOUNT
(000)    DESCRIPTION                                                                           COUPON     MATURITY         VALUE
         MUNICIPAL BONDS     150.4%
         ALABAMA     2.2%
$1,000   Gadsden, AL Wts Ser B (AMBAC Insd)                                                     5.250%     08/01/21    $ 1,066,930
                                                                                                                       -----------

         ALASKA     4.6%
 1,000   Alaska St Intl Arpt Rev Ser B (AMBAC Insd)                                             5.750      10/01/17      1,124,580
 1,000   Matanuska-Susitna Boro, AK Ctf Part Pub Safety Bldg Lease (FSA Insd)                   5.750      03/01/16      1,110,290
                                                                                                                       -----------
                                                                                                                         2,234,870
                                                                                                                       -----------

         ARIZONA     2.4%
 1,000   Phoenix, AZ Civic Impt Corp Wastewtr Sys Rev Jr Lien (Prerefunded
         @ 07/01/10) (FGIC Insd)                                                                6.250      07/01/17      1,171,250
                                                                                                                       -----------

         ARKANSAS     0.9%
   426   Dogwood Addition PRD Muni Ppty Owners Multi-Purp Imp Dist No 8 Maumelle
         AK Impt Ser 2001 Rfdg (Acquired 03/14/01, Cost $425,960) (a) (g)                       7.500      03/01/06        422,267
                                                                                                                       -----------

         CALIFORNIA     15.9%
   750   California St Dept Wtr Res Pwr Ser A                                                   6.000      05/01/15        837,907
 1,000   California St Dept Wtr Res Pwr Ser A (AMBAC Insd)                                      5.375      05/01/18      1,082,520
   995   California St Pub Wks Brd UCLA Replacement Hosp Ser A (FSA Insd)                       5.375      10/01/20      1,064,779
 4,290   Contra Costa, CA Home Mtg Fin Auth Home Mtg Rev (Escrowed to Maturity)
         (MBIA Insd) (b)                                                                            *      09/01/17      2,237,106
   225   Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Sr Lien Ser
         A (Prerefunded @ 01/01/10) (c)                                                       0/7.150      01/01/13        264,784
   500   Fresno, CA Uni Sch Dist Ser A Rfdg (MBIA Insd)                                         6.100      08/01/12        586,700
 1,000   Los Angeles, CA Uni Sch Dist Ser A (MBIA Insd)                                         5.375      07/01/18      1,090,120
 1,000   San Joaquin Hills, CA Transn Corridor Agy Toll Rd Rev Cap Apprec Ser A
         Rfdg (MBIA Insd)                                                                           *      01/15/27        288,960
 1,000   San Joaquin Hills, CA Transn Corridor Agy Toll Rd Rev Cap Apprec Ser A
         Rfdg (MBIA Insd)                                                                           *      01/15/28        272,170
                                                                                                                       -----------
                                                                                                                         7,725,046
                                                                                                                       -----------

         COLORADO     6.3%
   425   Boulder Cnty, CO Dev Rev Univ Corp (AMBAC Insd)                                        5.000      09/01/23        433,534
   160   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to Maturity)                         11.500      09/01/04        161,370
   180   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to Maturity)                         11.500      09/01/05        198,689
   205   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to Maturity)                         11.500      09/01/06        243,224
   235   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to Maturity)                         11.500      09/01/07        295,510
   265   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to Maturity)                         11.500      09/01/08        349,919
   300   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to Maturity)                         11.500      09/01/09        413,280
   340   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to Maturity)                         11.500      09/01/10        486,071
   220   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to Maturity)                         11.500      09/01/11        324,375
   100   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to Maturity)                          9.000      09/01/12        134,949
                                                                                                                       -----------
                                                                                                                         3,040,921
                                                                                                                       -----------

         CONNECTICUT     2.9%
 1,360   Bridgeport CT Ser A (MBIA Insd) (d)                                                    5.250      08/15/24      1,422,070
                                                                                                                       -----------

         FLORIDA     8.6%
 1,000   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)                                       5.950      07/01/20      1,037,680
 1,000   Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys Ser D                     5.375      11/15/35        982,220
 1,000   Jacksonville, FL Rev Better Jacksonville (MBIA Insd)                                   5.250      10/01/21      1,067,000
 1,000   West Palm Beach, FL                                                                    5.250      03/01/14      1,083,820
                                                                                                                       -----------
                                                                                                                         4,170,720
                                                                                                                       -----------

         GEORGIA     2.2%
 1,000   Municipal Elec Auth GA Combustion Turbine Proj Ser A (MBIA Insd)                       5.250      11/01/16      1,081,220
                                                                                                                       -----------

         ILLINOIS     13.1%
   150   Bedford Park, IL Tax Increment 71st & Cicero Proj Rfdg                                 7.000      01/01/06        153,073
 1,000   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien C 2 Rfdg (AMT)
         (FSA Insd)                                                                             5.250      01/01/30      1,004,750
   400   Chicago, IL O'Hare Intl Arpt Spl Fac Rev United Airl Inc Proj Ser B Rfdg
         (AMT) (e) (f)                                                                          6.100      11/01/35         77,500
 1,250   Chicago, IL Proj Ser C Rfdg (FGIC Insd)                                                5.500      01/01/40      1,296,475
    70   Chicago, IL Single Family Mtg Rev Ser B (AMT) (GNMA Collateralized)                    7.625      09/01/27         70,618
   510   Cook Cnty, IL Sch Dist No 107                                                          7.150      12/01/08        592,115
   575   Cook Cnty, IL Sch Dist No 107                                                          7.200      12/01/09        682,191
   625   Cook Cnty, IL Sch Dist No 107                                                          7.000      12/01/10        747,562

  500   Hodgkins, IL Tax Increment Ser A Rfdg                                                   7.625      12/01/13        540,625
  275   Illinois Hsg Dev Auth Rev Homeowner Mtg G2 (AMT)                                        6.050      08/01/29        275,036
  250   Lake Cnty, IL Cmnty Unit (Escrowed to Maturity) (Radian Insd) (b)                       7.600      02/01/14        320,913
1,000   McHenry & Kane Cntys, IL Cmnty (FGIC Insd)                                                *        01/01/16        581,780
                                                                                                                       -----------
                                                                                                                         6,342,638
                                                                                                                       -----------

        INDIANA     2.3%
1,000   MSD Warren Twp IN Vision 2005 First Mtg (FGIC Insd)                                     5.500      07/15/20      1,090,250
                                                                                                                       -----------

        KANSAS     8.6%
1,825   Cowley Cnty, KS Uni Sch Dist Impt Rfdg (MBIA Insd)                                      5.250      10/01/22      1,930,303
  400   Overland Pk, KS Dev Corp Rev First Tier Overland Park Ser A                             7.375      01/01/32        401,320
1,000   Wyandotte Cnty, KS Sch Dist 500 Rfdg (FSA Insd)                                         5.000      09/01/19      1,058,910
  740   Wyandotte Cnty/Kansas City, KS Uni Govt Indl Rev Brd Pub Util Office
        Bldg Complex Proj (MBIA Insd)                                                           5.000      05/01/09        801,487
                                                                                                                       -----------
                                                                                                                         4,192,020
                                                                                                                       -----------

        MARYLAND     1.0%
  500   Maryland St Econ Dev Corp Student Hsg Rev Univ MD College Pk Proj                       5.625      06/01/35        505,295
                                                                                                                       -----------

  600   MASSACHUSETTS     4.7%
1,500   Massachusetts St Dev Fin Proj Ser R-2 (MBIA Insd)                                       5.125      02/01/34        604,158
        Massachusetts St Fed Hwy Grant Antic Nt Ser A                                           5.750      06/15/14      1,656,915
                                                                                                                       -----------
                                                                                                                         2,261,073
                                                                                                                       -----------

        MISSOURI     8.2%
1,000   Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast
        MO Hosp Assoc                                                                           5.625      06/01/27        998,640
  400   Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg                            7.000      10/01/21        429,832
1,000   Saint Charles, MO Ctf Part Ser B                                                        5.500      05/01/18      1,043,290
1,460   Saint Louis, MO Brd Ed Direct Dep Pgm Ser A Rfdg (FSA Insd)                             5.000      04/01/21      1,516,619
                                                                                                                       -----------
                                                                                                                         3,988,381
                                                                                                                       -----------

        NEVADA     3.5%
1,000   Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser A
        (AMT) (AMBAC Insd)                                                                      5.250      07/01/34        995,320
  685   Nevada Hsg Div Single Family Mtg Mezz Ser D2 (AMT)                                      6.300      04/01/21        689,357
                                                                                                                       -----------
                                                                                                                         1,684,677
                                                                                                                       -----------

        NEW HAMPSHIRE     3.1%
  525   New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch                                     6.750      07/01/20        516,180
1,000   New Hampshire Hlth & Ed Fac Hlthcare Sys Covenant Hlth                                  5.500      07/01/34        976,020
                                                                                                                       -----------
                                                                                                                         1,492,200
                                                                                                                       -----------

        NEW JERSEY     9.0%
1,000   New Jersey Econ Dev Auth Econ Dev Rev Kapkowski Rd Landfill Proj Rfdg                   5.750      04/01/31        948,040
1,500   New Jersey Econ Dev Auth Wtr Fac Rev NJ American Wtr Co Inc Ser B
        (AMT) (FGIC Insd)                                                                       5.375      05/01/32      1,532,880
1,000   New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser A (AMBAC Insd)                         5.250      09/01/21      1,059,020
  765   New Jersey St Trans Corp Cap Grant Antic Nt Ser B (AMBAC Insd)                          5.500      02/01/08        834,210
                                                                                                                       -----------
                                                                                                                         4,374,150
                                                                                                                       -----------

        NEW YORK     5.6%
1,000   New York City Ser H                                                                     5.750      03/15/13      1,102,040
1,000   New York St Urban Dev Corp Rev Personal Income Tax Ser C 1 (FGIC Insd)                  5.500      03/15/19      1,098,890
  500   Yonkers, NY Indl Dev Agy Civic Fac Rev Cmnty Dev Ppty Yonkers Inc Ser A                 6.625      02/01/26        531,385
                                                                                                                       -----------
                                                                                                                         2,732,315
                                                                                                                       -----------

        NORTH CAROLINA     2.2%
1,000   North Carolina Muni Pwr Agy Ser A (MBIA Insd)                                           5.250      01/01/20      1,061,760
                                                                                                                       -----------

        OHIO     4.8%
1,000   Franklin Cnty, OH Convention Fac Auth Tax & Lease Rev Antic Bds Rfdg
        (AMBAC Insd)                                                                            5.250      12/01/19      1,068,940
1,250   Ohio St Bldg Auth St Fac Admin Bldg Fd Proj Ser A (FSA Insd)                            5.000      04/01/22      1,281,525
                                                                                                                       -----------
                                                                                                                         2,350,465
                                                                                                                       -----------

        OREGON     2.2%
1,000   Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                                             5.250      11/01/18      1,071,950
                                                                                                                       -----------

        PENNSYLVANIA     3.9%
1,000   Beaver Cnty, PA Indl Dev Auth Pollutn Ctl Rev Coll Toledo Edison Co
        Proj Rfdg                                                                               7.625      05/01/20      1,052,110
  315   Crawford Cnty, PA Hosp Auth Sr Living Fac Rev Wesbury Utd Methodist
        Cmnty                                                                                   5.875      08/15/10        325,877
  500   Harrisburg, PA Res Gtd Sub Ser D 2  (FSA Insd)                                          5.000      12/01/33        535,670
                                                                                                                       -----------
                                                                                                                         1,913,657
                                                                                                                       -----------

        SOUTH CAROLINA     4.9%
1,235   Rock Hill, SC Util Sys Rev Ser C Rfdg (FSA Insd)                                        5.250      01/01/15      1,336,418

1,000   South Carolina Jobs Econ Elec & Gas Co Proj Ser A (AMBAC Insd)                          5.200      11/01/27      1,025,890
                                                                                                                       -----------
                                                                                                                         2,362,308
                                                                                                                       -----------

        TENNESSEE     2.0%
  400   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Ser B
        Impt & Rfdg                                                                             8.000      07/01/33        468,876
  400   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp Ser B Impt & Rfdg
        (MBIA Insd)                                                                             7.750      07/01/29        509,708
                                                                                                                       -----------
                                                                                                                           978,584
                                                                                                                       -----------

        TEXAS     12.9%
1,000   Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser A Rfdg (AMT) (FGIC Insd)                5.500      11/01/31      1,023,000
1,500   Fort Worth, TX Wtr & Swr Rev Impt Rfdg                                                  5.750      02/15/16      1,674,975
1,000   Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT) (FSA Insd)                                5.625      07/01/30      1,026,800
  400   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj                          7.250      01/01/31        379,248
1,000   North Cent TX Hlth Fac Dev Hosp Baylor Hlthcare Sys Proj Ser A                          5.125      05/15/29        985,430
  210   Pecos Cnty, TX Ctf Part (Acquired 06/23/97, Cost $223,192) (a)                          6.000      01/12/08        211,552
  930   Texas St Pub Ppty Fin Corp Rev Mental Hlth & Retardation Rfdg (FSA Insd)                5.500      09/01/13        942,332
                                                                                                                       -----------
                                                                                                                         6,243,337
                                                                                                                       -----------

        WASHINGTON     8.2%
1,000   Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg (FSA Insd)                            5.500      07/01/17      1,083,890
1,660   Pierce Cnty, WA (AMBAC Insd)                                                            5.750      08/01/16      1,855,399
1,000   Port Seattle, WA Rev Ser B (AMT) (MBIA Insd)                                            5.625      02/01/24      1,049,280
                                                                                                                       -----------
                                                                                                                         3,988,569
                                                                                                                       -----------

        GUAM     2.1%
1,000   Guam Pwr Auth Rev Ser A (AMBAC Insd)                                                    5.250      10/01/34      1,020,880
                                                                                                                       -----------

        PUERTO RICO     2.1%
1,000   Puerto Rico Pub Bldg Auth Rev Govt Fac Ser I (Comwlth Gtd)                              5.250      07/01/33      1,010,740
                                                                                                                       -----------
TOTAL LONG-TERM INVESTMENTS    150.4%
   (Cost $69,296,722)                                                                                                   73,000,543

Short-Term Investment    2.4%
   (Cost $1,200,000)                                                                                                     1,200,000
                                                                                                                       -------------

TOTAL INVESTMENTS    152.8%
   (Cost $70,496,722)                                                                                                   74,200,543

LIABILITIES IN EXCESS OF OTHER ASSETS    (1.3%)                                                                           (646,755)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (51.5%)                                                          (25,021,404)
                                                                                                                       -------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                       $48,532,384
                                                                                                                       =============

           Percentages are calculated as a percentage of net assets applicable to common shares.
*          Zero coupon bond
(a) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.3% of net assets applicable to common shares.
(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.
(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(d)        Security purchased on a when-issued or delayed delivery basis.
(e)        Non-income producing security.
(f)        This borrower has filed for protection in federal bankruptcy court.
(g) Affiliated Company. Affiliated companies are defined by the Investment Company Act of 1940, as amended, as those companies in which a fund holds 5% or more of the outstanding voting securities.

AMBAC      - AMBAC Indemnity Corp.
AMT        - Alternative Minimum Tax
Comwlth    - Commonwealth of Puerto Rico
FGIC       - Financial Guaranty Insurance Co.
FSA        - Financial Security Assurance Inc.
GNMA       - Government National Mortgage Association
MBIA       - Municipal Bond Investors Assurance Corp.
Radian     - Radian Asset Assurance


Future contracts outstanding as of July 31, 2004:

                                                                                                       UNREALIZED
                                                                                                      APPRECIATION/
                                                                                   CONTRACTS          DEPRECIATION
SHORT CONTRACTS:
     U.S. Treasury Notes 10-Year Futures September 2004 (Current                             17              (50,541)
     Notional Value of $110,719 per contract)
     U.S. Treasury Notes 5-Year Futures September 2004 (Current                              85             (153,095)
     Notional Value of $109,500 per contract)
                                                                                ----------------    ------------------
                                                                                            102            ($203,636)
                                                                                ================    ==================


Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Investment Grade Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: September 20, 2004